UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust
 (Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
 (Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust
ValueShares U.S. Quantitative Value ETF
ValueShares International Quantitative Value ETF
MomentumShares U.S. Quantitative Momentum ETF
MomentumShares International Quantitative Momentum ETF
Annual Report
September 30, 2016

ALPHA ARCHITECT ETF TRUST

Affordable. Active. Alpha.*
Dear Alpha Architect ETF Trust Shareholders,
Thank you for your investment in the ValueShares US Quantitative Value ETF (“QVAL”), ValueShares International Quantitative Value ETF (“IVAL”), MomentumShares US Quantitative Momentum ETF (“QMOM”), and MomentumShares International Quantitative Momentum ETF (“IMOM”) collectively referred to as the “Funds”.  The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2016 (“FY 2016”).
The Funds’ investment adviser (“Advisor”), Empowered Funds, LLC, employs purely quantitative strategies. The QVAL and IVAL Funds employ a systematic process that seeks to buy what we view as the cheapest, highest quality value stocks. The QMOM and IMOM Funds employ a systematic process that seeks to buy stocks with the highest quality momentum, in our opinion. Accordingly, the investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions.  QVAL seeks to identify cheap, high quality stocks in the domestic (US) market.  IVAL seeks to identify cheap, high quality stocks in international markets.  QMOM seeks to identify stocks with the highest quality momentum in the domestic (US) market.  IMOM seeks to identify stocks with the highest quality momentum in international markets.  All Funds target mid and large cap equities. The Funds generally hold 50 or fewer positions and are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, each Fund is more exposed to individual stock volatility than a diversified fund.
Regarding domestic stocks, FY 2016 observed several market factors that, in our view, are worth noting.  For FY 2016, the spread between the S&P 500 Growth Total Return Index and the S&P 500 Value Total Return Index was -1.24%, highlighting that value might be rebounding. The FY 2016 result is in stark contrast to FY 2015 when value underperformed growth by 7.04%. The international situation is a bit different. For example, the FY 2016 spread between the MSCI EAFE Growth Total Return Index and the MSCI EAFE Value Total Return Index was 5.95%, highlighting that international value has continued to face the same headwinds during FY 2016 that international value faced in FY 2015. These results underscore the fact that active strategies focused on a style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is more pronounced when active style portfolios are more concentrated and less diversified, which is the case for our Funds.
The individual fund performance drivers are outlined below:
QVAL
For FY 2016, the S&P 500 Value Total Return Index was up 15.98%. For FY 2016, QVAL was up 2.26% at its market price and up 1.58% at NAV.
The best performing security in the Fund during the period was Thor Industries Inc., up 66.87%. The second best performing security was Interdigital Inc., up 63.38% for the period. The third best performing security for the period was Urban Outfitters Inc., up 57.48% for the period.
The worst performing security in the Fund during the period was Seagate Technology, down 40.61%. The second worst performing security was Western Refining Inc., down 37.11% for the period. The third worst performing security was HollyFrontier Corp., down 36.45% for the period.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

For FY 2016, QVAL underperformed the S&P 500 Value Total Return Index by 14.40% at NAV.
QVAL distributed income to shareholders on a quarterly basis.
IVAL
For FY 2016, the MSCI EAFE Value Total Return Index was up by 3.51%. For FY 2016, IVAL was up 9.34% at its market price and up 8.00% at NAV.
The best performing security in the Fund during the period was Hitachi High-Technologies Co., up 88.21%. The second best performing security was Tosoh Corp., up 59.22% for the period. The third best performing security for the period was RWE Ag., up 54.10% for the period.
The worst performing security in the Fund during the period was Toyo Tire & Rubber Co. Ltd., down 52.38%. The second worst performing security was BHP Billiton Plc., down 39.85% for the period. The third worst performing security was Mitsubishi Motors Corp., down 37.98% for the period.
For FY 2016, IVAL outperformed the MSCI EAFE Value Total Return Index by 4.49% at NAV.
IVAL distributed income to shareholders on a quarterly basis.
QMOM
For the period between QMOM’s inception (December 2, 2015) and September 30th, 2016, the S&P 500 Growth Total Return Index was up by 3.62%. For the period between QMOM’s inception (December 2, 2015) and September 30th, 2016, QMOM was down 1.34% at its market price and down 1.58% at NAV.
The best performing security in the Fund during the period was Nvidia Corp., up 119.45%. The second best performing security was Edwards Lifesciences Corp., up 33.18% for the period. The third best performing security for the period was Lancaster Colony Corp., up 31.42% for the period.
The worst performing security in the Fund during the period was Radius Health Inc., down 47.78%. The second worst performing security was Bluebird Bio Inc., down 42.95% for the period. The third worst performing security was Proofpoint Inc., down 35.77% for the period.
For the period between QMOM’s inception (December 2, 2015) and September 30th, 2016, QMOM underperformed the S&P 500 Growth Total Return Index by 5.20% at NAV.
QMOM distributed income to shareholders on a quarterly basis.
IMOM
For the period between IMOM’s inception (December 23, 2015) and September 30th, 2016, the MSCI EAFE Growth Total Return Index was up by 4.35%. For the period between IMOM’s inception (December 23, 2015) and September 30th, 2016, IMOM was up 3.27% at its market price and up 3.96% at NAV.
The best performing security in the Fund during the period was Fullshare Holdings Ltd., up 131.61%. The second best performing security was Bluescope Steel Ltd., up 93.49% for the period. The third best performing security for the period was Newcrest Mining Ltd., up 84.43% for the period.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The worst performing security in the Fund during the period was Vocus Communications Ltd., down 6.77%. The second worst performing security was Fingerprint Cards AB-B, down 1.25% for the period. The third worst performing security was Halma Plc., up 6.22% for the period.
For the period between IMOM’s inception (December 23, 2015) and September 30th, 2016, IMOM underperformed the MSCI EAFE Growth Total Return Index by 0.39% at NAV.
IMOM distributed income to shareholders on a quarterly basis.
Please note, returns of the best/worst performers cited above reflect entire fiscal year performance, which may differ (possibly substantially) from the returns obtained during the time period held by the Funds.
We appreciate your continued investment in the Funds.

Sincerely,

Dr. Wesley R. Gray Ph.D.
Chief Executive Officer

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

Past performance does not guarantee future results.
Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.
Any offering must be preceded or accompanied by a prospectus.
Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.
Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. Because the Funds are non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.
The Securities and Exchange Commission (SEC) does not approve or disapprove of any investment. This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. No part of this material may be reproduced in any form, or referred to in any other publication, without express written permission. References to other funds should not to be interpreted as an offer of these securities.
Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.
Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.
Investments in smaller companies involve limited liquidity and greater volatility than larger companies.
Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.
The S&P 500 Value Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The S&P 500 Growth Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.
*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.
Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.
The Funds are distributed by Quasar Distributors, LLC. Fund’s investment advisor is Empowered Funds, LLC which is doing business as Alpha Architect.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

ValueShares U.S. Quantitative Value ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*

	1 Year	Since Inception
ValueShares U.S. Quantitative Value ETF	1.58%	(2.74%)
S&P 500® Value Index	15.98%	6.39%

The S&P® 500 Value Index is a measure of value stocks using three factors: the ratios of book value, earnings, and sales to price.  S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments.  Constituents are drawn from the S&P 500®.

*This chart assumes an initial gross investment of $10,000 made on October 21, 2014.  Returns shown include the reinvestment of all dividends.  Past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ValueShares U.S. Quantitative Value ETF
Portfolio Allocation
As of September 30, 2016 (Unaudited)

Sector	% of Net Assets
Manufacturing	39.5%
Retail Trade	31.4%
Information	6.7%
Construction	5.2%
Finance and Insurance	4.8%
Wholesale Trade	2.7%
Information Technology	2.5%
Professional, Scientific, and Technical Services	2.4%
Agriculture, Forestry, Fishing and Hunting	2.3%
Administrative and Support and Waste Management and Remediation Services	2.3%
Other Assets	0.2%
100.0%

ValueShares International Quantitative Value ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*

	1 Year	Since Inception
ValueShares International Quantitative Value ETF	8.00%	0.88%
MSCI EAFE Value Index	3.51%	(1.89%)
The MSCI EAFE Value Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 487 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

*This chart assumes an initial gross investment of $10,000 made on December 16, 2014.  Returns shown include the reinvestment of all dividends.  Past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ValueShares International Quantitative Value ETF
Portfolio Allocation
As of September 30, 2016 (Unaudited)

Sector	% of Net Assets
Consumer Discretionary	21.2%
Materials	21.0%
Industrials	19.8%
Automobile & Components	6.9%
Automobiles	6.1%
Electrical Equipment	5.1%
Utilities	4.4%
Consumer Services	2.2%
Software	2.2%
Technology	2.2%
Wholesale Trade	2.1%
Health Care	2.1%
Machinery	2.1%
Arts, Entertainment, and Recreation	1.9%
Other Assets	0.7%
100.0%

MomentumShares U.S. Quantitative Momentum ETF
Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception
MomentumShares U.S. Quantitative Momentum ETF	(1.58%)
S&P 500® Growth Index	3.62%

The S&P® 500 Growth Index is a measure of growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum.  S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments.  Constituents are drawn from the S&P 500®.

*This chart assumes an initial gross investment of $10,000 made on December 1, 2015.  Returns shown include the reinvestment of all dividends.  Past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MomentumShares U.S. Quantitative Momentum ETF
Portfolio Allocation
As of September 30, 2016 (Unaudited)

Sector	% of Net Assets
Manufacturing	45.7%
Utilities	21.9%
Mining, Quarrying, and Oil and Gas Extraction	10.1%
Retail Trade	4.2%
Finance and Insurance	3.7%
Information Technology	2.2%
Materials	2.1%
Information	2.0%
Agriculture, Forestry, Fishing and Hunting	2.0%
Management of Companies and Enterprises	2.0%
Accommodation and Food Services	2.0%
Professional, Scientific, and Technical Services	1.9%
Other Assets	0.2%
100.0%

MomentumShares International Quantitative Momentum ETF
Growth of $10,000 (Unaudited)

Average Annual Return* Since Inception
MomentumShares International Quanitative Momentum ETF	3.96%
MSCI EAFE Growth Index	4.35%

The MSCI EAFE Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the US and Canada. The growth investment style characteristics for index construction are defined using five variables; long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend. With 540 constituents, the index targets 50% coverage of the free-adjusted market capitalization of the MSCI EAFE Index.

*This chart assumes an initial gross investment of $10,000 made on December 22, 2015.  Returns shown include the reinvestment of all dividends.  Past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MomentumShares International Quanitative Momentum ETF
Portfolio Allocation
As of September 30, 2016 (Unaudited)

Sector	% of Net Assets
Information Technology	13.3%
Consumer Discretionary	13.3%
Consumer Staples	11.7%
Health Care	11.4%
Industrials	8.6%
Materials	6.4%
Financials	6.1%
Food Products	6.0%
Construction	4.5%
Energy	4.3%
Real Estate	2.6%
Mining	2.5%
Industrial	2.4%
Retail	2.4%
Technology	2.1%
Utilities	2.1%
Other Assets	0.3%
100.0%

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2016

Shares		Value
COMMON STOCKS - 99.8%

Agriculture, Construction, and Mining Machinery Manufacturing - 2.5%
24,679	Dril-Quip, Inc. (a)	$1,375,608

Apparel Knitting Mills - 2.8%
11,777	UniFirst Corp.	1,552,915

Architectural, Engineering, and Related Services - 2.4%
25,720	Fluor Corp.	1,319,950

Basic Chemical Manufacturing - 2.9%
29,984	Westlake Chemical Corp.	1,604,144

Building Equipment Contractors - 2.9%
26,579	EMCOR Group, Inc.	1,584,640

Cable and Other Subscription Programming - 2.1%
30,286	Viacom, Inc.	1,153,897

Clothing Stores - 9.7%
77,710	American Eagle Outfitters, Inc.	1,387,900
20,430	Dillards, Inc. Class A	1,287,294
52,999	The Gap, Inc.	1,178,698
44,655	Urban Outfitters, Inc. (a)	1,541,491
		5,395,383

Communications Equipment Manufacturing - 5.8%
44,086	Cisco Systems, Inc.	1,398,408
23,401	InterDigital, Inc.	1,853,359
		3,251,767

Computer and Peripheral Equipment Manufacturing - 5.3%
14,045	Apple, Inc. (b)	1,587,787
148,608	Brocade Communications Systems, Inc.	1,371,652
		2,959,439

Dairy Product Manufacturing - 2.4%
30,049	Mondelez International, Inc.	1,319,151

Department Stores - 2.6%
32,787	Kohl’s Corp.	1,434,431

Electronics and Appliance Stores - 5.0%
41,453	Best Buy Co., Inc.	1,582,676
44,099	GameStop Corp. Class A	1,216,691
		2,799,367

Employment Services - 2.3%
33,189	Robert Half International, Inc.	1,256,536

The accompanying notes are an integral part of these financial statements

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2016

Shares		Value
Home Furnishings Stores - 4.7%
30,749	Bed Bath & Beyond, Inc.	$1,325,589
25,551	Williams-Sonoma, Inc.	1,305,145
		2,630,734

Insurance Carriers - 2.4%
11,670	Aetna, Inc. (b)	1,347,302

Motor Vehicle Body and Trailer Manufacturing - 5.3%
77,407	Gentex Corp.	1,359,267
18,452	Thor Industries, Inc.	1,562,884
		2,922,151

Newspaper, Periodical, Book, and Directory Publishers - 2.3%
58,173	TEGNA, Inc.	1,271,662

Nondepository Credit Intermediation - 2.4%
57,082	H&R Block, Inc.	1,321,448

Other General Merchandise Stores - 4.4%
25,533	Big Lots, Inc.	1,219,201
17,861	Target Corp.	1,226,693
		2,445,894

Other General Purpose Machinery Manufacturing - 2.8%
42,811	ITT, Inc.	1,534,346

Other Telecommunications - 2.3%
24,952	Verizon Communications, Inc.	1,297,005

Petroleum and Coal Products Manufacturing - 5.0%
55,890	Hollyfrontier Corp.	1,369,305
17,743	Tesoro Corp.	1,411,633
		2,780,938

Pharmaceutical and Medicine Manufacturing - 5.0%
16,806	Gilead Sciences, Inc.	1,329,691
12,206	United Therapeutics Corporation (a)	1,441,285
		2,770,976

Poultry and Egg Production - 2.3%
33,278	Cal-Maine Foods, Inc.	1,282,534

Residential Building Construction - 2.3%
793	NVR, Inc. (a)	1,300,417

The accompanying notes are an integral part of these financial statements

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2016

Shares		Value
Shoe Stores - 4.9%
55,875	DSW, Inc.	$1,144,320
22,923	Foot Locker, Inc.	1,552,346
		2,696,666

Tobacco Manufacturing - 2.3%
26,976	Reynolds American, Inc.	1,271,918

Wholesale Electronic Markets and Agents and Brokers - 2.7%
17,699	Tech Data Corp. (a)	1,499,282
	TOTAL COMMON STOCKS (Cost $57,453,608)	$55,380,501
	TOTAL INVESTMENTS - 99.8% (Cost $57,453,608)	$55,380,501
	Other Assets in Excess of Liabilities - 0.2%	99,727
	TOTAL NET ASSETS - 100.0%	$55,480,228

Percentages are stated as a percent of net assets.
(a) Non-income producing securities.
(b) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $170,775.

The accompanying notes are an integral part of these financial statements

ValueShares International Quantitative Value ETF
Schedule of Investments
September 30, 2016

Shares		Value
COMMON STOCKS - 99.3%

Australia - 2.2%
328,876	Qantas Airways Ltd.	$785,321

Finland - 2.2%
37,610	UPM-Kymmene OYJ	794,289

France - 13.1%
127,943	Air France-KLM	687,439
4,301	Christian Dior Se	770,874
7,583	Cie Generale des Etablissements Michelin	838,722
20,539	Faurecia	805,234
55,576	Peugeot SA	848,758
8,832	Renault SA	725,657
		4,676,684

Germany - 4.3%
65,480	Deutsche Lufthansa AG	728,585
24,346	Evonik Industries AG	823,074
		1,551,659

Hong Kong - 4.3%
1,896,030	China Power International Development Ltd.	728,453
485,255	China Resources Power Holdings Co., Ltd.	835,827
		1,564,280

Japan - 62.5%
22,000	Bridgestone Corp.	804,024
94,000	Calsonic Kansei Corp.	863,015
107,000	Chiyoda Corp.	871,574
68,900	Daicel Corp.	860,868
19,500	Fuji Heavy Industries Ltd.	722,080
33,000	Fujitsu General Ltd.	709,432
316,000	GungHo Online Entertainment, Inc.	769,706
72,200	HASEKO Corp.	687,077
37,900	Hitachi Chemical Co., Ltd.	861,865
25,100	Hitachi High-Technologies Corp.	993,802
64,300	Hitachi Metals Ltd.	781,200
20,900	HOYA Corp.	832,249
23,800	Japan Airlines Co., Ltd.	694,485

The accompanying notes are an integral part of these financial statements

ValueShares International Quantitative Value ETF
Schedule of Investments
September 30, 2016

Shares		Value
Japan (continued)
49,500	JGC Corp.	$851,807
49,800	Mazda Motor Corp.	752,120
146,500	Mitsubishi Chemical Holdings Corp.	907,562
155,700	MITSUBISHI MOTORS Corp.	720,115
12,500	Nippon Shokubai Co., Ltd.	772,891
44,000	Nippon Television Holdings, Inc.	739,372
76,800	Nissan Motor Co., Ltd.	744,257
88,400	NSK Ltd.	894,417
76,000	Panasonic Corp.	750,969
20,500	SANKYO CO., LTD.	695,429
41,900	Seiko Epson Corp.	798,292
157,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	764,834
23,400	SUZUKEN CO., LTD.	766,116
152,000	TOSOH CORP.	926,345
35,800	Toyota Boshoku Corp.	792,221
		22,328,124

Norway - 2.2%
23,128	Yara International ASA	768,368

Sweden - 2.3%
31,684	NCC AB	830,252

United Kingdom - 6.2%
18,856	InterContinental Hotels Group PLC	777,194
11,220	Next PLC	694,560
78,471	Rolls-Royce Holdings PLC	732,309
		2,204,063
	TOTAL COMMON STOCKS (Cost $33,701,080)	$35,503,040
	TOTAL INVESTMENTS - 99.3% (Cost $33,701,080)	$35,503,040
	Other Assets in Excess of Liabilities - 0.7%	251,651
	TOTAL NET ASSETS - 100.0%	$35,754,691

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2016

Shares		Value
COMMON STOCKS - 99.8%

Animal Slaughtering and Processing - 1.9%
6,069	Tyson Foods, Inc.	$453,172

Architectural and Structural Metals Manufacturing - 3.8%
11,707	BWX Technologies, Inc.	449,198
4,529	Drew Industries, Inc.	443,933
		893,131

Chemicals - 2.1%
5,680	Albemarle Corp.	485,583

Communications Equipment Manufacturing - 2.1%
8,092	NETGEAR, Inc. (a)	489,485

Electric Power Generation, Transmission and Distribution - 14.0%
7,751	ALLETE, Inc.	462,115
12,056	Alliant Energy Corp.	461,865
7,809	Black Hills Corp.	478,067
10,910	CMS Energy Corp.	458,329
8,337	MGE Energy, Inc.	471,124
6,523	SCANA Corp.	472,069
7,669	WEC Energy Group, Inc.	459,220
		3,262,789

Electrical Equipment Manufacturing - 2.0%
4,736	A. O. Smith Corp.	467,869

Electronic Shopping and Mail-Order Houses - 4.2%
598	Amazon.com, Inc. (a)	500,711
8,947	Copart, Inc. (a)	479,201
		979,912

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 1.9%
3,420	Lancaster Colony Corp.	451,748

Grain and Oilseed Milling - 1.9%
3,367	Ingredion, Inc.	448,013

Insurance Carriers - 1.9%
5,923	Cincinnati Financial Corp.	446,713

IT Services - 2.2%
9,759	Computer Sciences Corp.	509,517

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2016

Shares		Value
Management of Companies and Enterprises - 2.0%

4,630	Cooper-Standard Holding, Inc. (a)	$457,444

Medical Equipment and Supplies Manufacturing - 2.0%
4,919	Align Technology, Inc. (a)	461,156

Metal Ore Mining - 3.9%
36,100	Coeur Mining, Inc. (a)	427,063
6,234	Royal Gold, Inc.	482,699
		909,762

Motor Vehicle Body and Trailer Manufacturing - 2.0%
5,630	Thor Industries, Inc.	476,861

Natural Gas Distribution - 4.0%
6,184	Atmos Energy Corp.	460,523
19,158	NiSource, Inc.	461,899
		922,422

Nonmetallic Mineral Mining and Quarrying - 2.3%
11,381	US Silica Holdings, Inc.	529,899

Oil and Gas Extraction - 1.9%
13,601	Parsley Energy, Inc. (a)	455,770

Other Chemical Product and Preparation Manufacturing - 1.9%
3,851	WD-40 Co.	432,968

Other Financial Investment Activities - 1.8%
5,065	MSCI, Inc.	425,156

Other General Purpose Machinery Manufacturing - 2.0%
8,988	Xylem, Inc.	471,421

Other Miscellaneous Manufacturing - 3.6%
13,568	Mattel, Inc.	410,839
4,532	Pool Corp.	428,365
		839,204

Plastics Product Manufacturing - 2.0%
3,824	Illinois Tool Works, Inc.	458,268

Restaurants and Other Eating Places - 2.0%
3,064	Domino’s Pizza, Inc.	465,268

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2016

Shares		Value
Semiconductor and Other Electronic Component Manufacturing - 18.5%
10,474	Advanced Energy Industries, Inc. (a)	$495,630
15,328	Applied Materials, Inc.	462,139
9,521	MKS Instruments, Inc.	473,479
6,013	Monolithic Power Systems, Inc.	484,046
7,430	NVIDIA Corp.	509,104
7,885	Power Integrations, Inc.	496,992
17,477	Semtech Corp. (a)	484,637
6,583	Texas Instruments, Inc.	461,995
32,290	Vishay Intertechnology, Inc.	454,966
		4,322,988

Software Publishers - 2.0%
11,378	Veeva Systems, Inc. Class A (a)	469,684

Specialized Design Services - 1.9%
3,570	Fair Isaac Corp.	444,786

Support Activities for Crop Production - 2.0%
7,889	Fresh Del Monte Produce, Inc. (b)	472,551

Support Activities for Mining - 2.0%
7,425	ONE Gas, Inc.	459,162

Water, Sewage and Other Systems - 4.0%
6,198	American Water Works Co., Inc.	463,858
15,051	Aqua America, Inc.	458,755
		922,613
	TOTAL COMMON STOCKS (Cost $22,151,906)	$23,285,315
	TOTAL INVESTMENTS - 99.8% (Cost $22,151,906)	$23,285,315
	Other Assets in Excess of Liabilities - 0.2%	46,454
	TOTAL NET ASSETS - 100.0%	$23,331,769

Percentages are stated as a percent of net assets.
(a) Non-income producing securities.
(b) Foreign Issue Security.
The accompanying notes are an integral part of these financial statements

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
September 30, 2016

Shares		Value
COMMON STOCKS - 99.7%

Australia - 14.9%
36,663	Aristocrat Leisure Ltd	$443,627
322,714	AusNet Services	405,063
63,259	BlueScope Steel Ltd.	375,219
3,906	Cochlear Ltd.	421,484
24,708	Newcrest Mining Ltd.	419,619
135,117	Norther Star Resources Ltd.	481,900
71,461	Vocus Communications Ltd.	340,736
		2,887,648

Belgium - 2.3%
7,016	Umicore SA	440,022

Denmark - 2.3%
2,587	Genmab A/S	441,061

Finland - 2.2%
9,825	Neste Oyj	418,743

France - 2.1%
10,727	UbiSoft Entertainment SA	404,888

Germany - 15.3%
2,449	Adidas AG	425,045
10,912	Deutsche Wohnen AG	396,609
3,030	Hochtief AG	427,343
24,747	Infineon Technologies AG	441,459
4,188	LEG Immobilien AG	400,786
7,763	STADA Arzneimittel AG	431,321
16,021	Suedzucker AG	445,163
		2,967,726

Hong Kong - 2.6%
859,788	Fullshare Holdings Ltd.	498,820

Italy - 6.8%
7,278	Brembo SpA	434,134
38,489	Davide Campari	433,665
14,142	Recordati SpA	454,513
		1,322,312

The accompanying notes are an integral part of these financial statements

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
September 30, 2016

Shares		Value
Japan - 9.3%
13,700	Ito En, Ltd.	$483,664
11,800	Konami Holdings Co.	453,242
6,400	SCREEN Holdings Co., Ltd.	408,343
24,500	Sumitomo Dainippon Pharma Co., Ltd.	470,406
		1,815,655

New Zealand - 6.5%
79,655	Auckland International Airport Ltd.	426,307
55,698	Fletcher Building Ltd.	435,172
67,379	Z Energy Ltd.	412,122
		1,273,601

Norway - 4.9%
9,273	Leroy Seafood Group ASA	468,487
27,327	Marine Harvest ASA	489,142
		957,629

Sweden - 3.9%
14,847	Fastighets AB Balder	394,591
31,008	Fingerprint Cards AB	363,256
		757,847

United Kingdom - 26.6%
6,939	ASOS PLC	436,116
6,638	British American Tobacco PLC	424,167
21,883	Compass Group PLC	424,034
4,556	DCC PLC	414,842
30,023	Halma PLC	408,209
8,987	Intertek Group PLC	406,414
24,503	JD Sports Fashion PLC	469,086
16,004	Micro Focus International PLC	455,941
22,095	RELX PLC	418,978
147,952	Rentokil Initial PLC	426,298
36,552	RPC Group PLC	454,815
43,797	The Sage Group PLC	418,942
		5,157,842
	TOTAL COMMON STOCKS (Cost $18,061,680)	$19,343,794
	TOTAL INVESTMENTS - 99.7% (Cost $18,061,680)	$19,343,794
	Other Assets in Excess of Liabilities - 0.3%	64,081
	TOTAL NET ASSETS - 100.0%	$19,407,875

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

ALPHA ARCHITECT ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Assets:
Investments, at fair value	$55,380,501	$35,503,040
Cash	54,037	20,654
Dividends and interest receivable	82,049	253,672
Total Assets	55,516,587	35,777,366
Liabilities:
Accrued investment advisory fees	36,359	22,675
Total Liabilities	36,359	22,675
Net Assets	$55,480,228	$35,754,691

Net Assets Consist of:
Capital Stock	$66,625,824	$36,564,862
Undistributed Net Investment Income (Loss)	—	184,626
Undistributed (Accumulated) Net Realized Gain (Loss)	(9,072,489)	(2,796,757)
Net Unrealized Appreciation (Depreciation) on:
Investments	(2,073,107)	215,998
Foreign currency	—	1,585,962
Net assets	$55,480,228	$35,754,691

Calculation of Net Asset Value Per Share:
Net Assets	$55,480,228	$35,754,691
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,400,000	1,450,000

Net Asset Value, Redemption Price and Offering Price per Share	$23.12	$24.66

Cost of Investments	$57,453,608	$33,701,080

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Assets:
Investments, at fair value	$23,285,315	$19,343,794
Cash	45,595	29,862
Dividends and interest receivable	15,843	46,232
Total Assets	23,346,753	19,419,888
Liabilities:
Accrued investment advisory fees	14,984	12,013
Total Liabilities	14,984	12,013
Net Assets	$23,331,769	$19,407,875

Net Assets Consist of:
Capital Stock	$22,553,604	$18,227,978
Undistributed Net Investment Income (loss)	1,647	—
Undistributed (Accumulated) Net Realized Gain (Loss)	(356,891)	(102,217)
Net Unrealized Appreciation (Depreciation) on:
Investments	1,133,409	1,091,858
Foreign currency	—	190,256
Net assets	$23,331,769	$19,407,875

Calculation of Net Asset Value Per Share:
Net Assets	$23,331,769	$19,407,875
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	950,000	750,000

Net Asset Value, Redemption Price and Offering Price per Share	$24.56	$25.88

Cost of Investments	$22,151,906	$18,061,680

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2016

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $264 and $85,880, respectively)	$1,059,496	$680,279
Interest Income	—	39
Total investment income	1,059,496	680,318

Expenses:
Investment advisory fees	371,181	196,171
Total expenses	371,181	196,171

Net Investment Income	688,315	484,147

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(4,354,107)	(2,210,655)
In-kind redemptions	555,337	21,700
Foreign currency	—	6,911
	(3,798,770)	(2,182,044)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	3,685,587	2,964,783
Foreign currency	—	1,536,044
	3,685,587	4,500,827
Net realized and unrealized gain (loss) on investments	(113,183)	2,318,783
Net increase (decrease) in net assets resulting from operations	$575,132	$2,802,930

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2016

	MomentumShares U.S. Quantitative Momentum ETF (1)	MomentumShares International Quantitative Momentum ETF (2)
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $18,414, respectively)	$143,457	$166,278
Total investment income	143,457	166,278

Expenses:
Investment advisory fees	105,771	76,393
Total expenses	105,771	76,393

Net Investment Income	37,686	89,885

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(366,134)	(146,393)
In-kind redemptions	342,062	—
Foreign currency	—	18,586
	(24,072)	(127,807)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	1,133,409	1,091,858
Foreign currency	—	190,256
	1,133,409	1,282,114
Net realized and unrealized gain (loss) on investments	1,109,337	1,154,307
Net increase (decrease) in net assets resulting from operations	$1,147,023	$1,244,192

(1)	Fund commenced operations on December 2, 2015. The information presented is from December 2, 2015 to September 30, 2016

(2)	Fund commenced operations on December 23, 2015. The information presented is from December 23, 2015 to September 30, 2016

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	ValueShares U.S.		ValueShares International
	Quantitative Value ETF		Quantitative Value ETF

	Year Ended September 30, 2016	October 22, 2014 through September 30, 2015	Year Ended September 30, 2016	December 17, 2014 through September 30, 2015
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$688,315	$420,535	$484,147	$305,773
Net realized gain (loss) on investments	(3,798,770)	(1,489,487)	(2,182,044)	40,541
Change in net unrealized appreciation (depreciation) on investments	3,685,587	(5,758,694)	4,500,827	(2,698,867)
Net increase (decrease) in net assets resulting from operations	575,132	(6,827,646)	2,802,930	(2,352,553)

Distributions to Shareholders:
Net investment income	(696,488)	(418,331)	(356,084)	(240,872)
Total distributions to shareholders	(696,488)	(418,331)	(356,084)	(240,872)

Capital Share Transactions:
Proceeds from shares sold	41,671,880	108,570,775	18,109,480	30,161,310
Payments for shares redeemed	(33,413,115)	(53,981,979)	(3,330,840)	(9,038,680)
Total increase (decrease) in net assets from net change in capital share transactions	8,258,765	54,588,796	14,778,640	21,122,630
Total increase (decrease) in net assets	8,137,409	47,342,819	17,225,486	18,529,205
Net Assets:
Beginning of period	47,342,819	—	18,529,205	—
End of period	$55,480,228	$47,342,819	$35,754,691	$18,529,205
Undistributed Net Investment Income (Loss), End of Period	—	$2,156	184,626	$47,796

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,050,000	—	800,000	—
Shares sold	1,850,000	4,104,000	800,000	1,150,000
Shares reinvested	—	—	—	—
Shares repurchased	(1,500,000)	(2,054,000)	(150,000)	(350,000)
Shares outstanding, end of period	2,400,000	2,050,000	1,450,000	800,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Momentum Shares U.S. Quantitative Momentum ETF	Momentum Shares International Quantitative Momentum ETF

	December 2, 2015 through September 30, 2016	December 23, 2015 through September 30, 2016
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$37,686	$89,885
Net realized gain (loss) on investments	(24,072)	(127,807)
Change in net unrealized appreciation (depreciation) on investments	1,133,409	1,282,114
Net increase (decrease) in net assets resulting from operations	1,147,023	1,244,192

Distributions to Shareholders:
Net investment income	(36,039)	(64,295)
Return of Capital	—	(2,452)
Total distributions to shareholders	(36,039)	(66,747)

Capital Share Transactions:
Proceeds from shares sold	27,747,595	18,230,430
Payments for shares redeemed	(5,526,810)	—
Total increase (decrease) in net assets from net change in capital share transactions	22,220,785	18,230,430
Total increase (decrease) in net assets	23,331,769	19,407,875
Net Assets:
Beginning of period	—	—
End of period	$23,331,769	$19,407,875

Undistributed Net Investment Income (Loss), End of Period	$1,647	—

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	1,200,000	750,000
Shares reinvested	—	—
Shares repurchased	(250,000)	—
Shares outstanding, end of period	950,000	750,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS SEPTEMBER 30, 2016
											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution[6]	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period (,000)	Total Expenses[3]	Net Investment Income (Loss)[3]	Portfolio Turnover Rate[4]

ValueShares U.S. Quantitative Value ETF
Year ended September 30, 2016	$23.09	$0.33	$0.03	$0.36	$(0.33)	$—	$(0.33)	$23.12	1.58%	$55,480	0.79%	1.46%	74%

October 22, 2014[5] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	1.17%	69%

ValueShares International Quantitative Value ETF
Year ended September 30, 2016	$23.16	$0.46	$1.38	$1.84	$(0.34)	$—	$(0.34)	$24.66	8.00%	$35,755	0.79%	1.95%	119%

December 17, 2014[5] to September 30, 2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	2.67%	33%

MomentumShares U.S. Quantitative Momentum ETF
December 2, 2015[5] to September 30, 2016	$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$—	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.28%	213%

MomentumShares International Quantitative Momentum ETF
December 23, 2015[5] to September 30, 2016	$25.00	$0.18	$0.81	$0.99	$(0.11)	$—	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.93%	217%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
[5]	Commencement of operations.
[6]	MomentumShares International Quantitative Momentum ETF paid a return of capital of less than $.005.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

NOTE 1 – ORGANIZATION

Each of ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF (individually the “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an Investment Company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The investment objective of each Fund is to seek long-term capital appreciation. ValueShares U.S. Quantitative Value ETF commenced operations on October 22, 2014. ValueShares International Quantitative Value ETF commenced operations on December, 17, 2014. MomentumShares U.S. Quantitative Momentum ETF commenced operations on December 2, 2015. MomentumShares International Quantitative Momentum ETF commenced operations on December 23, 2015.

Shares of the Funds are listed and traded on BATS Global Markets, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii)a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2016, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1-  Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of September 30, 2016:

ValueShares U.S. Quantitative Value ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$55,380,501	$—	$—	$55,380,501
Total Investments in Securities	$55,380,501	$—	$—	$55,380,501

ValueShares International Quantitative Value ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$35,503,040	$—	$—	$35,503,040
Total Investments in Securities	$35,503,040	$—	$—	$35,503,040

MomentumShares U.S. Quantitative Momentum ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,285,315	$—	$—	$23,285,315
Total Investments in Securities	$23,285,315	$—	$—	$23,285,315

MomentumShares International Quantitative Momentum ETF
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,343,794	$—	$—	$19,343,794
Total Investments in Securities	$19,343,794	$—	$—	$19,343,794

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal year ended September 30, 2016, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 2 or Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.
Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting,

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “ Change in Net Unrealized Appreciation(Depreciation) – Foreign Currency.”

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

D.
Federal Income Taxes. The Funds intend to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2016, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”)

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2016, the following table shows the reclassifications made:

	Undistributed Net Investment (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital

ValueShares U.S. Quantitative Value ETF	$6,017	$(437,786)	$431,769
ValueShares International Quantitative Value ETF	8,767	(6,056)	(2,711)
MomentumShares U.S. Quantitative Momentum ETF	—	(332,819)	332,819
MomentumShares International Momentum ETF	(25,590)	25,590	—

K.
Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to September 30, 2016, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (“Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2016

to operate the Funds in exchange for a single unitary management fee. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ValueShares U.S. Quantitative Value ETF	0.79%
ValueShares International Quantitative Value ETF	0.79%
MomentumShares U.S. Quantitative Momentum ETF	0.79%
MomentumShares International Quantitative Momentum ETF	0.79%

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of September 30, 2016, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	%
ValueShares U.S. Quantitative Value ETF	157,158	6.55
ValueShares International Quantitative Value ETF	158,484	10.93
MomentumShares U.S. Quantitative Momentum ETF	126,382	13.30
MomentumShares International Quantitative Momentum ETF	106,732	14.23

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2016, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$52,430,042	$35,521,855
ValueShares International Quantitative Value ETF	31,932,383	29,778,227
MomentumShares U.S. Quantitative Momentum ETF	34,071,199	32,960,070
MomentumShares International Quantitative Momentum ETF	25,011,991	25,008,327

For the fiscal year ended September 30, 2016, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$24,638,539	$33,309,548
ValueShares International Quantitative Value ETF	15,922,076	3,280,236
MomentumShares U.S. Quantitative Momentum ETF	26,570,083	5,505,234
MomentumShares International Quantitative Momentum ETF	18,172,793	—

There were no purchases or sales of U.S. Government securities during the year.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016

NOTE 5 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2016 were as follows:

	ValueShares U.S Quantitative Value ETF	ValueShares International Quantitative Value ETF	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Momentum ETF

Tax cost of investments	$57,594,134	$33,791,911	$22,152,349	$18,068,892
Gross tax unrealized appreciation	3,305,245	2,809,229	1,317,926	1,575,514
Gross tax unrealized depreciation	(5,518,878)	(1,098,100)	(184,960)	(300,612)
Net tax unrealized appreciation	(2,213,633)	1,711,129	1,132,966	1,274,902
Undistributed ordinary income	—	309,201	1,647	—
Undistributed long-term gain	—	—	—	—
Total distributable earnings	—	309,201	1,647	—
Other accumulated gain (loss)	(8,931,963)	(2,830,501)	(356,448)	(95,005)
Total accumulated gain (loss)	($11,145,596)	($810,171)	$778,165	$1,179,897

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At September 30, 2016, the following Funds deferred, on a tax basis, post-October losses of:

Post October Loss Deferral
ValueShares U.S. Quantitative Value ETF	$(4,229,635)
ValueShares International Quantitative Value ETF	(2,098,099)
MomentumShares U.S. Quantitative Momentum ETF	—
MomentumShares International Momentum ETF	—

At September 30, 2016, the Funds had the following capital loss carryforwards:

	Amount	Expires
ValueShares U.S. Quantitative Value ETF	$(4,702,328)	Indefinite
ValueShares International Quantitative Value ETF	(607,827)	Indefinite
MomentumShares U.S. Quantitative Momentum ETF	(356,448)	Indefinite
MomentumShares International Momentum ETF	(95,005)	Indefinite

ALPHA ARCHITECT ETF TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2016

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal periods ended September 30, 2016 and September 30, 2015 were as follows:

	Period Ended September 30, 2016	Period Ended September 30, 2015

	Ordinary Income	Ordinary Income
ValueShares U.S. Quantitative Value ETF	$696,488	$418,331
ValueShares International Quantitative Value ETF	356,084	240,872
MomentumShares U.S. Quantitative Momentum ETF	36,039	—
MomentumShares International Quantitative Momentum ETF	64,295	—

The MomentumShares International Quantitative Momentum ETF paid a return of capital of $2,452 during the period ended September 30, 2016.

777 E Wisconsin Ave, 32nd Floor Milwaukee, WI 53202-5313 United States of America T: +1 414 777 5500 F: +1 414 777 5555 bakertilly.com

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of
 Alpha Architect ETF Trust

We have audited the accompanying statements of assets and liabilities of the Alpha Architect ETF Trust, comprised of the ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF (collectively the “Funds) including the schedules of investments, as of September 30, 2016, and the related statements of operations for the year then ended, the statement of changes in net assets, and the financial highlights for each of the two periods in period then ended for the ValueShares U.S. Quantitative Value ETF and ValueShares International Quantitative Value ETF, and the related statements of operations for the periods December 2, 2015 (inception) through September 30, 2016 and December 23, 2015 (inception) through September 30, 2016, and the statement of changes in net assets, and the financial highlights for the periods then ended, for the MomentumShares U.S. Quantitative Momentum ETF and Momentum International Quantitative Momentum ETF, respectively.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2016, the results of their operations for the periods then ended, the changes in their net assets for the periods then ended, and the financial highlights for each of the periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
November 11, 2016

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV
The following Frequency Distribution of The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF
	Fiscal Period Ended September 30, 2015		Fiscal Period Ended September 30, 2015

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF
	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.90%	29	11.46%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	MomentumShares U.S. Quantitative Momentum ETF		MomentumShares International Quantitative Momentum ETF
	Fiscal Period Ended September 30, 2016		Fiscal Period Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.37%
0.00% to 0.249%	65	30.81%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
September 30, 2016 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2016 to September 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period April 1, 2016 to September 30, 2016

ValueShares U.S. Quantitative Value ETF*
Actual	0.79%	$1,000.00	$994.00	$3.94
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.05	3.99
ValueShares International Value ETF*
Actual	0.79%	$1,000.00	$1,062.50	$4.07
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.05	3.99
MomentumShares US Quantitative Momentum ETF *
Actual	0.79%	$1,000.00	$1,090.00	$4.13
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.05	3.99
MomentumShares International Quantitative Momentum ETF *
Actual	0.79%	$1,000.00	$1,065.60	$4.08
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.05	3.99

* The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	100.00%
MomentumShares U.S. Quantitative Momentum ETF	100.00%
MomentumShares International Quantitative Momentum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	0.00%
MomentumShares U.S. Quantitative Momentum ETF	100.00%
MomentumShares International Quantitative Momentum ETF	0.00%

Alpha Architect ETF Trust

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2016. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
ValueShares International Quantitative Value ETF	$74,799	$0.0516	100.00%
MomentumShares International Quantitative Momentum ETF	13,349	0.0178	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015.	CCO / COO, Alpha Architect (Since 2015) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance and Dornsife Fellow, Drexel University, LeBow College of Business (2003 – present); Faculty Advisor, Dragon Fund, Drexel University, LeBow College of Business (2007 –present); Wilhelm Mueller-Foundation Visiting Professor of Finance, University of Mannheim, Germany (2011 – 2012).	4	None

Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	4	None

Tom Scott Born: 1966 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Founder, The Nantucket Project (2011 - present); Founder and CEO, Plum TV (2004 - 2012); Co- founder and CEO, Nantucket Nectars (1989 - 2002).	4	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY (Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Baker Tilly Virchow Krause, LLP
777 E. Wisconsin Avenue, 32nd Floor
Milwaukee, Wisconsin 53202

Legal Counsel
Pellegrino, LLC
4 East Cherry Street
Wenonah, N.J. 08090

ValueShares U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

ValueShares International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

MomentumShares U.S. Quantitative Momentum ETF
Symbol – QMOM
CUSIP – 02072L409

MomentumShares International Quantitative Momentum ETF
Symbol – IMOM
CUSIP – 02072L300

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ValueShares U.S. Quantitative Value ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit Fees	$11,000	$10,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,250
All Other Fees	N/A	N/A

ValueShares International Quantitative Value ETF

	FYE 9/30/2016	FYE 9/30/2015
Audit Fees	$11,000	$10,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,250
All Other Fees	N/A	N/A

MomentumShares U.S. Quantitative Momentum ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit Fees	$11,000	$0
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$0
All Other Fees	N/A	N/A

MomentumShares International Quantitative Momentum ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit Fees	$11,000	$0
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$0
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Baker Tilly Virchow Krause, LLC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ValueShares U.S. Quantitative Value ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ValueShares International Quantitative Value ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

MomentumShares U.S. Quantitative Momentum ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

MomentumShares International Quantitative Momentum ETF
	FYE 9/30/2016	FYE 9/30/2015
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

ValueShares U.S. Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2016	FYE 9/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ValueShares International Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2016	FYE 9/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

MomentumShares U.S. Quantitative Momentum ETF
Non-Audit Related Fees	FYE 9/30/2016	FYE 9/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

MomentumShares International Quantitative Momentum ETF
Non-Audit Related Fees	FYE 9/30/2016	FYE 9/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Daniel Dorn, Michael Pagano, Tom Scott.
Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Alpha Architect ETF Trust

By (Signature and Title   /s/  Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date   November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Wesley Gray
     Wesley Gray, President, Principal Executive Officer

Date   November 23, 2016

By (Signature and Title)*  /s/  John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date   November 23, 2016

* Print the name and title of each signing officer under his or her signature.